Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Nature of operations

Nature of operations

The Company (as defined below) is engaged in the international marine transportation of crude oil and refined petroleum products through the operation of its oil and product tankers. The Company’s revenues are earned in international markets.

Basis of presentation and consolidation principles

Basis of presentation and consolidation principles

During October 2007, Teekay Corporation (Teekay) formed Teekay Tankers Ltd., a Marshall Islands corporation (together with its wholly owned subsidiaries and the Dropdown Predecessor, as described below, collectively the Company), to acquire from Teekay a fleet of nine double-hull Aframax-class oil tankers in connection with the Company’s initial public offering (or IPO).

The consolidated financial statements reflect the financial position, results of operations and cash flows of Teekay Tankers Ltd., its wholly-owned subsidiaries and the Dropdown Predecessor. The consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) and all significant intercompany balances and transactions have been eliminated upon consolidation.

Dropdown Predecessor

Dropdown Predecessor

The Company accounts for the acquisition of interests in vessels from Teekay as a transfer of a business between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The proceeds paid by the Company over or under Teekay’s historical cost in the acquired vessels are accounted for as a return of capital to or contribution of capital from Teekay. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Company and the acquired vessels were both under the common control of Teekay and had begun operations. As a result, the Company’s financial statements prior to the date the interests in these vessels were actually acquired by the Company are retroactively adjusted to reflect these vessels and their related operations and cash flows (referred to herein, collectively, as the Dropdown Predecessor) during the periods under common control of Teekay.

During June 2012, the Company acquired from Teekay seven conventional oil tankers and six product tankers and related time-charter contracts, debt facilities and an interest rate swap, for an aggregate price of approximately $454.2 million, including the assumption of outstanding debt of approximately $428.1 million (or the 2012 Acquired Business). Ten of the vessels were acquired on June 15, 2012 and the remaining three were acquired on June 26, 2012. As consideration for this acquisition, the Company issued to Teekay 4.5 million Class A common shares and made a cash payment of $1.1 million to Teekay. The 4.5 million Class A common shares had an approximate value of $25.0 million, or $5.60 per share, when the purchase price was agreed to between the parties and a value of $18.3 million, or $4.11 per share, on the acquisition closing date. The purchase price, for accounting purposes, is based upon the value of the Class A common shares on the acquisition closing date. Consequently, common stock and additional paid in capital and accumulated deficit are both $6.7 million lower than if the value of the shares had remained unchanged from when the purchase price was agreed to between the parties. In addition, the Company reimbursed Teekay for $8.4 million of working capital it assumed from Teekay in connection with the 2012 Acquired Business. Teekay has granted the Company a right of first refusal on certain conventional tanker opportunities developed by Teekay prior to June 15, 2015. Teekay prepaid $106.9 million of long term debt of the 2012 Acquired Business on the date of acquisition. The acquisition of the 2012 Acquired Business was accounted for as a reorganization between entities under common control. As a result, the Company’s consolidated statements of loss, cash flows and changes in equity for the years ended December 31, 2012 and 2011 reflect the 2012 Acquired Business as if the Company had acquired the 2012 Acquired Business when the 13 vessels began their respective operations under the ownership of Teekay. All 13 vessels began operations prior to the periods covered by these consolidated financial statements and, consequently, are reflected in all periods presented.

The effect of adjusting the Company’s financial statements to account for these common control exchanges decreased the Company’s net income for the years ended December 31, 2012 and 2011 by $9.2 million and $104.0 million, respectively. The adjustments for the Dropdown Predecessor increased the Company’s revenues for the years ended December 31, 2012 and 2011 by $42.2 million and $94.1 million, respectively.

In the preparation of these consolidated financial statements, general and administrative expenses, cost of ship management services and interest expense of the Dropdown Predecessor were not identifiable as relating solely to the each specific vessel. General and administrative expenses (consisting primarily of salaries, share-based compensation, and other employee-related costs, office rent, legal and professional fees, and travel and entertainment) were allocated based on the Dropdown Predecessor’s proportionate share of Teekay’s total ship-operating (calendar) days for the period presented. During the year ended December 31, 2012, $2.6 million of ship management services costs were attributable to the Dropdown Predecessor. During the year ended December 31, 2011, $5.4 million of ship management services costs and $2.1 million of general and administrative expenses were attributable to the Dropdown Predecessor, respectively. In addition, the Dropdown Predecessor includes debt of Teekay which has been recorded on a pushed-down basis in the amount of $108.7 million as at December 31, 2012. This debt was assumed by Teekay concurrently with the dropdown. Interest expense includes the allocation of interest to the Dropdown Predecessor from Teekay based upon the weighted-average outstanding balance of the push-down debt and the weighted-average interest rate outstanding on Teekay’s loan facilities that were used to finance these loans. During the years ended December 31, 2012 and 2011, $11.7 million and $36.4 million of interest expense, respectively, was attributable to the Dropdown Predecessor. Management believes these allocations reasonably present the interest expense and the general and administrative expenses of the Dropdown Predecessor.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. In addition, estimates have been made when allocating expenses from Teekay to the Dropdown Predecessor and such estimates may not be reflective of what actual results would have been if the Dropdown Predecessor had operated independently.

Currency translation

Currency translation

The Company’s functional currency is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in other expenses in the accompanying consolidated statements of loss.

Operating revenues

Operating revenues

The Company recognizes revenues from time charters daily over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenues during days that the vessel is off hire. When the time charter contains a profit-sharing agreement, the Company recognizes the profit-sharing or contingent revenues when the contingency is resolved. All revenues from voyage charters are recognized on a proportionate performance method. The Company uses a discharge-to-discharge basis in determining proportionate performance for all spot voyages. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned in subsequent periods.

Operating expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. The Company, as shipowner, pays voyage expenses under voyage charters, its customers pay voyage expenses under time charters. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. The Company pays vessel operating expenses under both voyage and time charters and for vessels which earn net pool revenue, as described below. Voyage expenses and vessel operating expenses are recognized when incurred.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula. The agreed formula used to allocate net pool revenues varies between pools; however, the formula generally allocates revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect vessels’ differing capacities and performance capabilities. The same revenue and expense recognition principles stated above are applied in determining the net pool revenues of the pool. The pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. The Company accounts for the net allocation from the pool as revenues and amounts due from the pool are included in pool receivables from affiliates, net.

Share-based compensation

Share-based compensation

The Company grants restricted stock units as incentive-based compensation to certain employees of Teekay who support the operations of the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it is a single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the vesting period of the award. The Company also grants restricted stock awards as incentive-based compensation to non-management directors, which are expensed immediately (see Note 12).

Cash and cash equivalents	Cash and cash equivalents The Company classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Company believes that the receivable will not be recovered. There are no significant amounts recorded as allowance for doubtful accounts as at December 31, 2013, 2012 and 2011.

Investment in term loans and other loan receivables

The Company’s investment in term loans and loan to joint venture are recorded at cost. The premium paid over the outstanding principal amount was amortized to interest income over the term of the loan using the effective interest rate method. The Company analyzes its loans for collectability during each reporting period. A loan provision is recorded, based on current information and events, if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considers in determining that a loan provision is required, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available), any information provided by the debtor regarding their ability to repay the loan, and the fair value of the underlying collateral. When a loan provision is recorded, the Company measures the amount of the provision based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting provision in the statement of income. The carrying value of the loans is adjusted each subsequent period to reflect any changes in the present value of the expected future cash flows, which may result in increases or decreases to the loan provision.

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			December 31, 2013	December 31, 2012
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Investment in term loans and interest receivable	Collateral	Non-performing (1)	136,061	119,385
Loan to joint venture	Other internal metrics	Performing	9,830	9,830

			145,891	129,215

(1)	The borrowers under the Loans have been in default on their interest payment obligations since the first quarter of 2013, and subsequently, in default of the repayment of the loan principal from the loan maturity date in July 2013. On March 21, 2014, the Company took ownership of the vessels held as collateral in satisfaction of the loans and interest (see Note 4).

Investment in joint venture

Investment in joint venture

The Company’s investment in a joint venture relates to a 50% interest in a VLCC newbuilding and is accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investment in joint venture for impairment when events or circumstances indicate that the carrying value of such investment may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company’s statement of income. The Company’s maximum exposure to loss is the amount it has invested in its joint venture.

Vessels and equipment

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years, or a shorter period if regulations prevent the Company from operating the vessels for 25 years. Depreciation of vessels and equipment (including depreciation attributable to the Dropdown Predecessor and excluding amortization of dry-docking costs) for the years ended December 31, 2013, 2012 and 2011 totaled $39.2 million, $63.4 million, and $65.8 million, respectively.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and depreciated over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Generally, the Company dry docks each vessel every two and a half to five years. The Company capitalizes a substantial portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis over its estimated useful life, which typically is from the completion of a dry docking or intermediate survey to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking that do not improve or extend the useful lives of the assets. When significant dry-docking expenditures occur prior to the expiration of the original amortization period, the remaining unamortized balance of the original dry-docking cost is expensed in the month of the subsequent dry docking.

The following table summarizes the change in the Company’s capitalized dry docking costs, from January 1, 2011 to December 31, 2013:

	Year Ended December 31,
	2013	2012	2011
	$	$	$
Balance as at January 1,	18,672	20,945	26,406
Cost incurred for dry docking	19,245	7,003	3,197
Dry-dock amortization	(8,648)	(8,959)	(8,658)
Vessel sales/held for sale (note 17)	—	(317)	—

Balance as at December 31,	29,269	18,672	20,945

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. Estimated fair value is determined based on discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company.

Debt issuance costs

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are capitalized and presented as other non-current assets. Debt issuance costs of revolving credit facilities and term loans are amortized using the effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Income taxes

Income taxes

The Company recognizes the tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the Company’s financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

Excluding freight taxes, the Company has incurred no income taxes for the years ended December 31, 2013, 2012 and 2011. The Company believes that it and its subsidiaries are not subject to taxation under the laws of the Republic of The Marshall Islands and qualify for the Section 883 exemption under U.S. federal income tax purposes.

Ship management fees

Ship management fees

In order to more closely align the Company’s presentation to that of many of its peers, the cost of ship management activities of $5.6 million for year ended December 31, 2013 has been presented in vessel operating expenses. Prior to 2013, the Company included these amounts in general and administrative expenses. All such costs incurred in comparative periods have been reclassified from general and administrative expenses to vessel operating expenses to conform to the presentation adopted in the current period. The amounts reclassified for the years ended December 31, 2012 and 2011 were $7.0 million and $8.5 million, respectively (see Note 13b).

Derivative instruments

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value each quarter, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gains or losses are dependent on whether the derivative contracts are designed to hedge a specific risk and whether the contracts qualify for hedge accounting. The Company does not apply hedge accounting to its derivative instruments, except for certain types of interest rate swaps that it may enter into in the future.

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the consolidated statements of loss. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of loss. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of loss. If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the consolidated statements of loss.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) ASC 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated interest rate swaps are recorded in realized and unrealized loss on derivative instruments in the Company’s consolidated statements of loss.

Loss per share

Loss per share

Loss per share is determined by dividing (a) net loss of the Company after (adding) deducting the amount of net (loss) income attributable to the Dropdown Predecessor by (b) the weighted-average number of shares outstanding during the applicable period. The calculation of weighted-average number of shares includes the total Class A and total Class B shares outstanding during the applicable period.